9 Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss used in basic EPS and diluted EPS:
Continuing operations	£ (22,189)	£ (9,138)	£ (10,368)
Discontinued operations		£ (947)	£ (4,662)
Denominator
Weighted average number of ordinary shares used in basic EPS (in shares)	42,839,961	18,330,588	3,056,303
Basic and diluted loss per share:
Continuing operations - pence	£ (52)	£ (50)	£ (339)
Discontinued operations - pence		£ (5)	£ (153)